Costs of sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Costs of sales
Cost of stream sales	$ 149.5	$ 135.1
Mineral production taxes	2.9	2.4
Mining costs of sales	152.4	137.5
Energy costs of sales	6.4	7.3
Total costs of sales	$ 158.8	$ 144.8